Pensions and other benefits (Details 5) In Millions, unless otherwise specified	12 Months Ended								12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Dec. 31, 2011 Cash and Cash Equivalents CAD	Dec. 31, 2010 Cash and Cash Equivalents CAD	Dec. 31, 2011 Corporate Bond CAD	Dec. 31, 2010 Corporate Bond CAD	Dec. 31, 2011 Mortgages CAD	Dec. 31, 2010 Mortgages CAD	Dec. 31, 2011 Real Estate CAD	Dec. 31, 2010 Real Estate CAD	Dec. 31, 2011 Infrastructure CAD	Dec. 31, 2010 Infrastructure CAD	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) CAD	Dec. 31, 2010 Quoted prices in active markets for identical assets (Level 1) CAD	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) Cash and Cash Equivalents CAD	Dec. 31, 2010 Quoted prices in active markets for identical assets (Level 1) Cash and Cash Equivalents CAD	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) Corporate Bond CAD	Dec. 31, 2010 Quoted prices in active markets for identical assets (Level 1) Corporate Bond CAD	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) Mortgages CAD	Dec. 31, 2010 Quoted prices in active markets for identical assets (Level 1) Mortgages CAD	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) Real Estate CAD	Dec. 31, 2010 Quoted prices in active markets for identical assets (Level 1) Real Estate CAD	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) Infrastructure CAD	Dec. 31, 2010 Quoted prices in active markets for identical assets (Level 1) Infrastructure CAD	Dec. 31, 2011 Significant other observable inputs (Level 2) CAD	Dec. 31, 2010 Significant other observable inputs (Level 2) CAD	Dec. 31, 2011 Significant other observable inputs (Level 2) Cash and Cash Equivalents CAD	Dec. 31, 2010 Significant other observable inputs (Level 2) Cash and Cash Equivalents CAD	Dec. 31, 2011 Significant other observable inputs (Level 2) Corporate Bond CAD	Dec. 31, 2010 Significant other observable inputs (Level 2) Corporate Bond CAD	Dec. 31, 2011 Significant other observable inputs (Level 2) Mortgages CAD	Dec. 31, 2010 Significant other observable inputs (Level 2) Mortgages CAD	Dec. 31, 2011 Significant other observable inputs (Level 2) Real Estate CAD	Dec. 31, 2010 Significant other observable inputs (Level 2) Real Estate CAD	Dec. 31, 2011 Significant other observable inputs (Level 2) Infrastructure CAD	Dec. 31, 2010 Significant other observable inputs (Level 2) Infrastructure CAD	Dec. 31, 2011 Significant unobservable inputs (Level 3) CAD	Dec. 31, 2010 Significant unobservable inputs (Level 3) CAD	Dec. 31, 2011 Significant unobservable inputs (Level 3) Cash and Cash Equivalents CAD	Dec. 31, 2010 Significant unobservable inputs (Level 3) Cash and Cash Equivalents CAD	Dec. 31, 2011 Significant unobservable inputs (Level 3) Corporate Bond CAD	Dec. 31, 2010 Significant unobservable inputs (Level 3) Corporate Bond CAD	Dec. 31, 2011 Significant unobservable inputs (Level 3) Mortgages CAD	Dec. 31, 2010 Significant unobservable inputs (Level 3) Mortgages CAD	Dec. 31, 2011 Significant unobservable inputs (Level 3) Real Estate CAD	Dec. 31, 2010 Significant unobservable inputs (Level 3) Real Estate CAD	Dec. 31, 2011 Significant unobservable inputs (Level 3) Infrastructure CAD	Dec. 31, 2010 Significant unobservable inputs (Level 3) Infrastructure CAD	Dec. 31, 2011 Government Bonds CAD	Dec. 31, 2010 Government Bonds CAD	Dec. 31, 2011 Government Bonds Quoted prices in active markets for identical assets (Level 1) CAD	Dec. 31, 2010 Government Bonds Quoted prices in active markets for identical assets (Level 1) CAD	Dec. 31, 2011 Government Bonds Significant other observable inputs (Level 2) CAD	Dec. 31, 2010 Government Bonds Significant other observable inputs (Level 2) CAD	Dec. 31, 2011 Government Bonds Significant unobservable inputs (Level 3) CAD	Dec. 31, 2010 Government Bonds Significant unobservable inputs (Level 3) CAD	Dec. 31, 2011 Canada Equity Securities, Other CAD	Dec. 31, 2010 Canada Equity Securities, Other CAD	Dec. 31, 2011 Canada Quoted prices in active markets for identical assets (Level 1) Equity Securities, Other CAD	Dec. 31, 2010 Canada Quoted prices in active markets for identical assets (Level 1) Equity Securities, Other CAD	Dec. 31, 2011 Canada Significant other observable inputs (Level 2) Equity Securities, Other CAD	Dec. 31, 2010 Canada Significant other observable inputs (Level 2) Equity Securities, Other CAD	Dec. 31, 2011 Canada Significant unobservable inputs (Level 3) Equity Securities, Other CAD	Dec. 31, 2010 Canada Significant unobservable inputs (Level 3) Equity Securities, Other CAD	Dec. 31, 2011 U.S. and international Equity Securities, Other CAD	Dec. 31, 2010 U.S. and international Equity Securities, Other CAD	Dec. 31, 2011 U.S. and international Quoted prices in active markets for identical assets (Level 1) Equity Securities, Other CAD	Dec. 31, 2010 U.S. and international Quoted prices in active markets for identical assets (Level 1) Equity Securities, Other CAD	Dec. 31, 2011 U.S. and international Significant other observable inputs (Level 2) Equity Securities, Other CAD	Dec. 31, 2010 U.S. and international Significant other observable inputs (Level 2) Equity Securities, Other CAD	Dec. 31, 2011 U.S. and international Significant unobservable inputs (Level 3) Equity Securities, Other CAD	Dec. 31, 2010 U.S. and international Significant unobservable inputs (Level 3) Equity Securities, Other CAD	Dec. 31, 2011 Derivative Financial Instruments, Assets CAD	Dec. 31, 2010 Derivative Financial Instruments, Assets CAD	Dec. 31, 2011 Derivative Financial Instruments, Assets Quoted prices in active markets for identical assets (Level 1) CAD	Dec. 31, 2010 Derivative Financial Instruments, Assets Quoted prices in active markets for identical assets (Level 1) CAD	Dec. 31, 2011 Derivative Financial Instruments, Assets Significant other observable inputs (Level 2) CAD	Dec. 31, 2010 Derivative Financial Instruments, Assets Significant other observable inputs (Level 2) CAD	Dec. 31, 2011 Derivative Financial Instruments, Assets Significant unobservable inputs (Level 3) CAD	Dec. 31, 2010 Derivative Financial Instruments, Assets Significant unobservable inputs (Level 3) CAD
Summary of defined benefit pension plan assets at fair value
Defined benefit pension plans at fair values		9,215		8,310	347	106	1,264	941	22	21	691	620	294	254	3,240	3,523	48	35	0	0	0	0	0	0	0	0	4,986	3,908	299	71	1,264	941	18	16	0	0	0	0	989	879	0	0	0	0	4	5	691	620	294	254	2,839	2,398	0	0	2,839	2,398	0	0	963	1,117	882	1,050	81	67	0	0	2,340	2,482	2,310	2,438	30	44	0	0	455	371	0	0	455	371	0	0
Summary of defined benefit pension plan assets measured at fair value using unobservable inputs
As at January 1		879		828					5	12	620	576	254	240
Contributions		24		63							7	10	17	53
Disbursements/ Redemption of notes	(105)	(12)	(117)	(68)					(2)	(7)	(10)	(17)		(44)
Net realized gain (loss)		4		25							4	27		(2)
Increase in net unrealized gains		94		31					1		70	24	23	7
As at December 31		989		879					4	5	691	620	294	254